Loans (Details) - Schedule of principal balance outstanding in past due loans - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 6,542	$ 8,960
Loans Not Past Due	280,833	273,465
Total	287,375	282,425
Unsecured [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	675	451
Total	675	451
One-to four-family residential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	5,216	7,500
Loans Not Past Due	217,273	208,566
Total	222,489	216,066
Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		248
Loans Not Past Due	12,373	15,680
Total	12,373	15,928
Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	255	753
Loans Not Past Due	3,790	3,004
Total	4,045	3,757
Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	765	852
Total	765	852
Farm [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	416	2
Loans Not Past Due	1,938	3,155
Total	2,354	3,157
Nonresidential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	310	411
Loans Not Past Due	33,193	30,008
Total	33,503	30,419
Commercial and industrial [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	2,214	2,075
Total	2,214	2,075
Loans on deposits [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,245	1,415
Total	1,245	1,415
Home equity [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	345	38
Loans Not Past Due	7,300	8,176
Total	7,645	8,214
Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		8
Loans Not Past Due	67	83
Total	67	91
30-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	3,157	5,184
30-89 Days Past Due [Member] | Unsecured [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
30-89 Days Past Due [Member] | One-to four-family residential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	2,546	4,021
30-89 Days Past Due [Member] | Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
30-89 Days Past Due [Member] | Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	192	753
30-89 Days Past Due [Member] | Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
30-89 Days Past Due [Member] | Farm [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	107	2
30-89 Days Past Due [Member] | Nonresidential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	57	362
30-89 Days Past Due [Member] | Commercial and industrial [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
30-89 Days Past Due [Member] | Loans on deposits [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
30-89 Days Past Due [Member] | Home equity [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	255	38
30-89 Days Past Due [Member] | Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		8
90 Days or Greater Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	3,385	3,776
90 Days or Greater Past Due [Member] | Unsecured [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
90 Days or Greater Past Due [Member] | One-to four-family residential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	2,670	3,479
90 Days or Greater Past Due [Member] | Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		248
90 Days or Greater Past Due [Member] | Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	63
90 Days or Greater Past Due [Member] | Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
90 Days or Greater Past Due [Member] | Farm [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	309
90 Days or Greater Past Due [Member] | Nonresidential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	253	49
90 Days or Greater Past Due [Member] | Commercial and industrial [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
90 Days or Greater Past Due [Member] | Loans on deposits [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
90 Days or Greater Past Due [Member] | Home equity [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	90
90 Days or Greater Past Due [Member] | Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due